Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Research and Development Expenses
Research and Development Expenses

21. Research and Development Expenses

Research and development expenses are summarized as follows:

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Clinical trial related costs	190,051	105,869	87,777
Personnel compensation and related costs	91,639	63,542	46,246
Other research and development expenses	17,396	5,365	4,167
	299,086	174,776	138,190

The Group has entered into multiple collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners’ drug compounds. For the years ended December 31, 2021, 2020 and 2019, the Group has incurred research and development expenses of US$18,408,000, US$8,291,000 and US$2,921,000 respectively, related to such collaborative arrangements.